Investments in and Advances to Affiliates and Notes Receivable from Affiliates	12 Months Ended
Dec. 31, 2014
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Investments in and Advances to Affiliates and Notes Receivable from Affiliates

Note 4

Investments in and Advances to Affiliates and Notes Receivable from Affiliates

Seaboard’s investments in and advances to non-controlled, non-consolidated affiliates are primarily related to Butterball, LLC (Butterball), as discussed below, Commodity Trading and Milling segment foreign businesses conducting flour, maize and feed milling, baking operations and poultry production and processing and Daily’s in the Pork segment, also discussed below. As of December 31, 2014, the location and percentage ownership of these foreign affiliates are as follows: Democratic Republic of Congo (50%), Gambia (50%), Kenya (35%-49%), Lesotho (50%), Nigeria (25%-48%), South Africa (30%-50%) and Zambia (49%) in Africa; Brazil (50%), Colombia (40%-42%) and Ecuador (25%-50%) in South America, and Haiti (23%) in the Caribbean. Also, Seaboard has investments in agricultural commodity trading businesses in Australia (25%) and Peru (50%). Seaboard generally is the primary provider of choice for grains, feed and supplies purchased by these non-controlled affiliates. As Seaboard conducts its agricultural commodity trading business with third parties, consolidated subsidiaries and affiliates on an interrelated basis, cost of sales on affiliates cannot be clearly distinguished without making numerous assumptions, primarily with respect to mark-to-market accounting for commodity derivatives. In addition, Seaboard has investments in and advances to a cargo terminal business in Jamaica (21%) in the Marine segment and two sugar-related businesses in Argentina (46%-50%) in the Sugar segment.  The equity method is used to account for all of the above investments.

Seaboard Corporation also has a 50% non-controlling voting interest in Butterball. Butterball is a vertically integrated producer, processor and marketer of branded and non-branded turkey and other products. As of December 31, 2014, Butterball had intangible assets of $111,000,000 for trade name and $73,667,000 for goodwill.  The equity method is used to account for this investment.

In connection with its initial investment in Butterball in December 2010, Seaboard provided Butterball with a $100,000,000 unsecured subordinated loan (the subordinated loan) with a seven-year maturity and interest of 15% per annum, comprised of 5% payable in cash semi-annually, plus 10% pay-in-kind interest, compounded semi-annually which accumulates and is paid at maturity.  In connection with providing the subordinated loan, Seaboard received detachable warrants, which upon exercise for a nominal price, would enable Seaboard to acquire an additional 5% equity interest in Butterball. Seaboard can exercise these warrants at any time before December 6, 2020. Butterball has the right to repurchase the warrants for fair market value. The warrant agreement essentially provides Seaboard with a 52.5% economic interest, as these warrants are in substance an additional equity interest. Therefore, Seaboard records 52.5% of Butterball’s earnings as Income from Affiliates in the Consolidated Statements of Comprehensive Income. However, all significant corporate governance matters would continue to be shared equally between Seaboard and its partner in Butterball even if the warrants are exercised, unless Seaboard already owns a majority of the voting rights at the time of exercise. The warrants qualify for equity treatment under accounting standards. Accordingly, as of December 2010, the warrants were allocated a value of $10,586,000, classified as Investments in and Advances to Affiliates on the Consolidated Balance Sheets, and the subordinated loan was allocated a discounted value of $89,414,000, classified as Notes Receivable from Affiliates on the Consolidated Balance Sheets, of the total $100,000,000 subordinated financing discussed above.  The discount on the subordinated loan is being accreted monthly in Interest Income From Affiliates through the maturity date of December 6, 2017.  At December 31, 2014 and 2013, the recorded balance of this Note Receivable from Affiliates was $141,260,000 and $126,082,000, respectively.

On December 31, 2012, Seaboard provided a loan of $81,231,000 to Butterball and was included in Notes Receivable from Affiliates.  This loan was made to fund Butterball’s purchase of assets from Gusto Packing Company, Inc., a pork and turkey further processor located in Montgomery, Illinois.  In late March 2013, Butterball renegotiated its third party financing and on March 28, 2013 repaid in full this loan from Seaboard.

During the third quarter of 2011, Seaboard provided a term loan of $13,037,000 to Butterball to pay off capital leases for certain fixed assets which originally were financed with third parties.  The effective interest rate on this term loan is approximately 12%.  Although the term loan expires on January 31, 2018, Butterball can pay off the term loan prior to such expiration date as Butterball has for sale all of the related assets and is required to remit the proceeds from such sale to Seaboard to repay the loan. As of December 31, 2014 and 2013, the balance of the term loan included in Notes Receivable from Affiliates was $7,606,000 and $8,905,000, respectively.

As of September 27, 2014, Seaboard’s Pork segment sold to Triumph a 50% interest in Daily’s for cash proceeds of $74,142,000 resulting in a gain on sale of controlling interest in subsidiary of $65,955,000 ($40,233,000 net of taxes, or $34.14 per share) in 2014.  Daily’s produces and markets raw and pre-cooked bacon, ham and sausage and has two further processing plants located in Salt Lake City, Utah and Missoula, Montana.  The Pork segment currently has a business relationship with Triumph under which Seaboard markets substantially all of the pork products produced at Triumph’s plant in St. Joseph, Missouri.  Through September 27, 2014, Seaboard consolidated the operating results of Daily’s as part of its Pork segment operations. As a result of this transaction, Seaboard deconsolidated Daily’s from its Consolidated Balance Sheet as of September 27, 2014 (see Note 1, Supplemental Non-Cash Transactions, for details of the impact on the Consolidated Balance Sheet from this deconsolidation).  Seaboard’s remaining 50% investment in Daily’s is accounted for in the Pork segment by using the equity method of accounting.  Based on the cash consideration received for this transaction and third party valuations for fixed assets and certain intangible assets, it was determined the fair value of Seaboard’s remaining 50% investment in Daily’s exceeded book value by $32,978,000, which is included in the gain on sale above, for a total fair value of $74,142,000.  In addition, both Seaboard and Triumph contributed $2,000,000 each to Daily’s as additional equity to provide Daily’s with additional working capital resulting in a beginning total investment in affiliate of $76,142,000 related to Daily’s.  Pro forma results of operations are not presented as the effects of deconsolidation are not material to Seaboard’s results of operations, primarily as Seaboard supplies raw product to Daily’s.  Triumph also supplies raw product to Daily’s.  It is expected that both Seaboard and Triumph will continue to sell raw product to Daily’s.

Beginning in 2010, Seaboard invested in a bakery built in the Democratic Republic of Congo (DRC) for a 50% non-controlling interest in this business.  During 2014, 2013 and 2012, Seaboard invested $2,595,000, $4,531,000, and $24,814,000, respectively, in equity, long-term advances and long-term notes receivable. The bakery began operations in the fourth quarter of 2012.  During 2013, Seaboard finalized details of this investment resulting in decreasing investments in and advances to affiliates and increasing long-term notes receivable from affiliates by $26,290,000 for amounts previously advanced as noted above prior to 2013.  This interest bearing long-term note receivable from this affiliate has a decreasing balance with the first payment due in June 2015 and a final maturity date of December 2020.  Repayment of this note is primarily dependent upon this business improving existing operations to generate adequate future cash flows to make scheduled payments when due.  In addition, the bakery has been incurring operating losses since it began operations as it continues to resolve equipment problems and attempts to gain market share.  As a result of continuing equipment problems, other production challenges and unfavorable local market conditions causing challenges in gaining market share, Seaboard’s management determined achieving improved operating results would take significantly longer than initially and recently anticipated.   As a result, Seaboard’s management determined there was a decline in value considered other than temporary as of December 31, 2014 and thus Seaboard recorded a write-down of $10,772,000 in loss from affiliate in the fourth quarter of 2014, which represented the remaining equity investment in this business and suspended the use of the equity method as of December 31, 2014.  There was no tax benefit from this transaction.  In addition, Seaboard discontinued recognizing further interest income on the note receivable during the fourth quarter of 2014.  As of December 31, 2014, the recorded balance of this note receivable and previous accrued interest was $34,556,000, all classified as long-term given uncertainty of the timing of payments in the future.  If the future long-term cash flows of this bakery do not improve, there is a possibility that some of the recorded value of the Note Receivable from Affiliate could be deemed uncollectible in the future, which may result in a material charge to earnings.  Including this business, as of December 31, 2014 Seaboard had a total of $57,390,000 of investments in, advances to and notes receivable from all of its affiliates in the DRC, which represents the single largest foreign country risk exposure for Seaboard’s equity method investments.  One of the other affiliates in the DRC, to which Seaboard sells wheat, is the only supplier of flour to this bakery.

In September 2013, Seaboard invested $17,000,000 in a flour production business in Brazil for a 50% non-controlling equity interest and provided a $13,000,000 long-term loan to this business.  Half of the interest on this long-term note receivable from affiliate is paid currently in cash and the other half accrues as pay-in-kind interest. This note receivable matures in September 2020 but can be repaid after one year with Seaboard having the option to convert the note receivable to equity after one year and the other equity holders having the option to match such conversion with a purchase of new shares to avoid dilution.  In addition, at the time of Seaboard’s initial investment in this business, plans included potential future equal additional investments by the owners to improve existing operations and expand operations to improve long-term operating results.  In 2014, Seaboard’s share of additional investment totaled $3,886,000.  This business also incurred significant operating losses in 2014.  Discussions are ongoing between the owners to determine the extent and timing of future additional investments for possible expansion plans to improve operating results.  As of December 31, 2014, the recorded balance of this Note Receivable from Affiliates was $13,849,000 and Seaboard’s equity investment in this business was $11,669,000.  As of December 31, 2014, Seaboard also has Receivables-Due from Affiliates of $13,969,000 from sales of grain and supplies related to this business.

Also in September 2013, Seaboard invested $7,351,000 in a flour milling business located in South Africa for a 49% non-controlling interest.  In July 2013, Seaboard acquired a 50% non-controlling interest in a flour milling business located in Gambia by making a total investment in and advances to this affiliate of $9,099,000 during 2013.

In September 2014, Seaboard invested $17,333,000 in a cargo terminal business in Jamaica for a 21% non-controlling interest. This investment will be accounted for in the Marine segment using the equity method reported on a three-month lag basis and thus Seaboard’s first proportionate share of earnings will not be recognized until the first quarter of 2015.

Combined condensed financial information of the non-controlled, non-consolidated affiliates for their fiscal periods ended within each of Seaboard’s years ended were as follows:

Pork Segment			December 31,
(Thousands of dollars)			2014
Net sales			$71,173
Net income			$7,381
Total assets			$175,055
Total liabilities			$15,238
Total equity			$159,817

Commodity Trading and Milling Segment	December 31,
(Thousands of dollars)	2014	2013	2012
Net sales	$2,222,591	1,907,647	1,510,101
Net income (loss)	$(20,169)	7,857	24,686
Total assets	$1,132,120	1,038,978	862,992
Total liabilities	$731,984	614,623	469,265
Total equity	$400,136	424,355	393,727

Marine Segment			December 31,
(Thousands of dollars)			2014
Total assets			$118,823
Total liabilities			$36,379
Total equity			$82,444

Sugar Segment	December 31,
(Thousands of dollars)	2014	2013	2012
Net sales	$9,191	12,073	12,107
Net income	$1,684	1,349	194
Total assets	$8,178	9,271	8,865
Total liabilities	$1,660	3,158	2,839
Total equity	$6,518	6,113	6,026
Turkey Segment	December 31,
(Thousands of dollars)	2014	2013	2012
Net sales	$1,833,141	1,729,568	1,437,376
Net income (loss)	$104,130	(19,556)	38,384
Total assets	$1,021,182	907,004	871,945
Total liabilities	$547,398	504,581	443,291
Total equity	$473,784	402,423	428,654

At December 31, 2014, Seaboard’s carrying value of certain of these investments in affiliates in the Commodity Trading and Milling segment was $13,655,000 more than its share of the affiliate’s book value. The excess is attributable primarily to the valuation of property, plant and equipment and intangible assets. The amortizable assets are being amortized to income (loss) from affiliates over the remaining life of the assets.